Canadian Emergency Business Loan Act (“CEBA”)	9 Months Ended
Sep. 30, 2023
Debt Disclosure [Abstract]
Canadian Emergency Business Loan Act (“CEBA”)

5. Canadian Emergency Business Loan Act (“CEBA”)

During December 2020, the Company applied for and received a $0.04 million USD CEBA loan. The loan was provided by the Government of Canada to provide capital to organizations to see them through the current challenges and better position them to return to providing services and creating employment. The loan is unsecured. The loan was interest free through September 30, 2023. If the loan is paid back by January 18, 2024, $0.01 million of the loan will be forgiven. If the loan was not paid back by January 18, 2023, the full $0.04 million loan will be converted to loan repayable over three years with a 5% interest rate. The loan was paid back prior to January 18, 2024. At September 30, 2023, and December 31, 2022, the loan is classified under other long-term liabilities on the consolidated balance sheets.

The Company accounted for the loan as debt in accordance with ASC 470, Debt, and accrued interest in accordance with the interest method under ASC 835-30.